Commitments And Contingencies (Schedule Of Costs Incurred Attributable To Each Category Of Power Purchase Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Third-Party Power Purchase Agreements [Line Items]
Payments for renewable energy contracts with QF's	$ 297		$ 321		$ 344
Qualifying Facilities [Member]
Third-Party Power Purchase Agreements [Line Items]
Costs incurred in power purchase	1,069	[1]	1,164	[1]	1,210	[1]
Renewable Energy Contracts [Member]
Third-Party Power Purchase Agreements [Line Items]
Costs incurred in power purchase	622		573		362
Other Power Purchase Agreements [Member]
Third-Party Power Purchase Agreements [Line Items]
Costs incurred in power purchase	$ 690		$ 657		$ 701

[1]	Payments include $297, $321, and $344 attributable to renewable energy contracts with qualifying facilities at December 31, 2011, 2010 and 2009, respectively.